Income Tax (FY)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Tax
Note 9 – Income Tax
The Company’s net deferred tax assets are as follows:
December 31, 2021
Deferred tax asset
Organizational costs/Startup expenses	$7,678
Federal Net Operating loss	425
Total deferred tax asset	8,103
Valuation allowance	(8,103)
Deferred tax asset, net of allowance	$—
The income tax provision consists of the following:
For the period from April 19, 2021 (inception) through December 31, 2021
Federal
Current	$—
Deferred	(8,103)

State
Current	—
Deferred	—
Change in valuation allowance	8,103
Income tax provision	$—
As of December 31, 2021, the Company had $2,023 U.S. federal net operating loss carryovers available to offset future taxable income.
In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the period from April 19, 2021 (inception) through December 31, 2021, the change in the valuation allowance was $8,103.
A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:
December 31, 2021
Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0
Change in fair value of warrant liabilities	-41.8
Warrant issuance costs	18.1
Change in valuation allowance	2.7
Income tax provision	—%
The Company files income tax returns in the U.S. federal, New York and New York City jurisdictions and is subject to examination by the various taxing authorities since inception.